LONG-TERM DEBT - Principal Repayments of Debt and Capital Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 47,225
2019	330,901
2020	559
2021	483,379
2022	208
Future years	1,008,256
Total	$ 1,870,528	$ 1,892,776